Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Of Income And Comprehensive Income [Abstract]
Net Income	$ 3,087	$ 2,477	$ 1,611
Other comprehensive income (loss):
Unrealized gains (losses) on available for sale securities	2,584	(758)	696
Related tax effect	(595)	171	(340)
Reclassification of losses recognized in net income	35	0	14
Related tax effect	(7)	0	(4)
Total other comprehensive income (loss)	2,017	(587)	366
Comprehensive income	5,104	1,890	1,977
Less: Comprehensive income attributable to noncontrolling interest	(564)	(570)	(592)
Comprehensive income attributable to Uwharrie Capital Corp	$ 4,540	$ 1,320	$ 1,385